Changes in accounting policies (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2018
Disclosure of changes in accounting policies [abstract]
Fair value loss that had been accumulated in the available-for-sale financial assets reserve		$ 64	$ 64
Revenue from contracts with customers	$ 18,700		38,300
Other revenue	600		400
Gain loss on changes in fair value of commdity based derivatives	$ (1,000)		$ 1,100
Change in accounting for lifting imbalances [Member] | IFRS 15 [Member]
Disclosure of voluntary change in accounting policy [line items]
Discussion of impact that initial application of new IFRS is expected to have on financial statements			Total revenues and other income in the Consolidated statement of income has not been impacted materially by the implementation of IFRS 15.
Description of nature of voluntary change in accounting policy			Under the new method, Equinor recognises revenues according to Equinor’s ownership in producing fields, where the accounting for the imbalances is presented as Other revenue.
Pretax impact from implementation of change in revenue recognition		$ 287